Income taxes - Summary of Tax Losses Carried Forward for Which No Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 453,685	€ 300,473
Expiry within 1 year
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	9,936	4,587
Expiry 1-5 years
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	35,927	33,108
Expiry over 5 years
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	86,433	73,856
No expiration
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 321,389	€ 188,922